Subsequent Events	Dec. 31, 2020
Notes
Subsequent Events

Note 17. Subsequent Events

On December 1, 2020, Bergio International, Inc. (the “Company”) announced a new multi-phase buyback program. Under this initial phase of the repurchase program, the Company’s CEO, Berge Abajian, will buy from the open market at least $50,000 and up to $100,000 of Company common stock. Repurchases will be made at management's discretion at prices management considers to be attractive and in the best interests of both the Company and its shareholders, subject to the availability of stock, general market conditions, the trading price of the stock, alternative uses for capital, and the Company's financial performance. Open market purchases will be conducted in accordance with the limitations set forth in Rule 10b-18 of the SEC and other applicable legal requirements.

The repurchase program may be suspended, terminated, or modified at any time for any reason, including market conditions, the cost of repurchasing shares, the availability of alternative investment opportunities, liquidity, and other factors deemed appropriate. These factors may also affect the timing and amount of share repurchases. The repurchase program does not obligate the Company to purchase any particular number of shares.

On February 10, 2021, Bergio International, Inc. entered into an Acquisition Agreement with Digital Age Business, Inc., a Florida corporation, (“Digital Age”), pursuant to which the shareholders of Digital Age  agreed to sell all of the assets and liabilities of its Aphrodite’s business to a recently formed wholly-owned subsidiary of the Company known as Aphrodite’s Marketing, Inc., a Wyoming corporation in exchange for newly created Series B Preferred Stock of the Company, which collectively, shall be convertible at Shareholders’ option, at any time, in whole or in part, into that number of shares of common stock of the Company which shall equal thirty percent (30%) of the total issued and outstanding common stock of the Company (as determined at the earlier of (i) the date of conversion of the Series B Preferred Stock; and (ii) eighteen (18) months following the Closing). In addition, the Company will provide an additional $5,000,000 in financing for Aphrodite’s Marketing, Inc. (See Note to the Consolidated Financial Statements for additional detail and Form 8-K file with the SEC on February 17, 2021.

As additional consideration for the purchase of the Acquired Assets, BRGO has also agreed to transfer to the Selling Shareholders 49,000 of the 100,000 authorized shares of the Acquisition Sub, such that upon the Closing Date, 51% of the Acquisition Sub shall be owned by BRGO, and 49% of the Acquisition Sub shall be owned by the Selling Shareholders.

Under the terms of the Acquisition Agreement, the Acquisition Sub is expected to meet the adjusted financial projections as set forth on Schedule “D” to the Acquisition Agreement, in order to earn additional Series B Preferred shares, which if earned, shall entitle the Selling Shareholders to earn up to an additional 19% (the “Additional Shares”) of Series B Preferred Stock, which, including the 30% of Series B Preferred Stock issued at Closing, shall together convert up to a maximum of 49% of BRGO’s then-issued and outstanding shares of Common Stock, with the Additional Shares being subject to a two-year vesting period from the date of issuance, based upon additional revenues of Acquisition Sub, as set forth on Schedule “E” to the Acquisition Agreement.

In addition, the Acquisition Agreement requires that upon Closing, Jonathan Foltz, the President and CEO of Digital Age, and certain other key employees of Acquisition Sub shall receive employment agreements from Acquisition Sub with respect to their continued employment (the “Employment Agreements”) (which will allow such key employees to participate in any employee stock ownership plan (“ESOP”) as offered to other BRGO subsidiary employees from time to time) to make certain that current personnel operating the business of Aphrodites.com shall remain in place for all departments of the business of Aphrodite’s post-Closing of the Acquisition.

As further consideration for the Acquisition, under Section 2.2.1 of the Acquisition Agreement, BRGO has agreed to provide Acquisition Sub with certain financing, as follows (a) upon the signing of the Letter of Intent that preceded this Acquisition Agreement, BRGO provided loans to Jonathan Foltz for the benefit of Aphrodites.com in the amounts of $50,000 on January 22, 2021, $35,000 on January 27, 2021, and $50,000 on February 5, 2021, which were used to pay some of the most pressing of Aphrodite’s Liabilities of as evidenced by the three promissory notes set forth on Schedule “H” therein (b) and upon the signing of this Acquisition Agreement, BRGO or its investors will provide equity financing of $615,000 for the benefit of Acquisition Sub, (for which BRGO shall enter into a certain Securities Purchase Agreement, Convertible Promissory Note, Warrant, Guaranty, Security Agreement and Registration Rights Agreement (together, the “BRGO Transaction Documents”), (the “Initial Financing”) which will be used to pay for (i) partial extinguishing the Assumed Liabilities set forth in Schedule “B” thereto, and (ii) expenses in connection with the Acquisition and the Audit of Acquisition Sub;  (c) and following the Closing of the Acquisition, BRGO will facilitate a second equity financing for the benefit of the Acquisition Sub in the amount of an additional $750,000, which shall take place following the effective date of BRGO’s new S-1 Registration Statement (the “Second Financing”), and such funds shall be utilized, in part, to pay for (i) extinguishing the Assumed Liabilities set forth in Schedule “B” thereto, and (ii) the expenses incurred in connection with the Acquisition and the Audit of Acquisition Sub and (d) following the Closing, BRGO will raise an additional $3,500,000, the proceeds of which will be used for the Acquisition Sub, by the sale of shares of common stock of BRGO, pursuant to an S-1 Registration Statement (the “Additional Financing”). It is anticipated that the Additional Financing will be consummated in tranches over the twelve (12) months following the Closing; provided that the first tranche of the Additional Financing will be at least $750,000, and will be provided to the Acquisition Sub within 60 days after BRGO’s new S-1 Registration Statement is declared effective by the SEC. As noted on Schedule D and Schedule E to the Acquisition Agreement, the foregoing financing, (including the loans shown on Schedule H, the Initial Financing, the Second Financing and the Additional Financing) totals $5,000,000, and any financing provided to Acquisition Sub, which exceeds the $5,000,000 total detailed in this Section 2.2.1, shall be added to the Gross Revenue benchmarks set forth on Schedule D and Schedule E to the Acquisition Agreement.

Section 2.2.2 of the Acquisition Agreement further provides that, at the Closing of the Acquisition, Southridge (or its affiliates as directed by Southridge) shall receive shares of BRGO’s newly created Series C Preferred Stock which, collectively, shall be convertible into that number of shares of common stock of the Company which shall equal five percent (5%) of the total issued and outstanding shares of BRGO Common Stock (as determined at the earlier of: (i) the date of conversion of the Series C Preferred Stock; and (ii) eighteen (18) months following the Closing).  The proposed Certificate of Designation for the Series C Preferred share is set forth on Schedule “G” to the Acquisition Agreement.

On February 11, 2021, the Company, Digital Age, Acquisition Sub, and the Selling Shareholders entered into the First Amendment to the February 10, 2021 Acquisition Agreement (the “Amendment”) for the purpose of allocating the Series B Preferred Stock to the Selling Shareholders without fractional shares, which resulted in changing the Certificate of Designation for the Series B Preferred Stock to reflect a total of 4,900 authorized shares of Series B Preferred Stock, and for the purpose of reflecting a total of 3,000 shares of Series B Preferred Stock to be issued to the Selling Shareholders upon Closing, (and the opportunity for the Selling Shareholders to earn up to an additional 1,900 shares of Series B Preferred Stock upon reaching certain gross revenue benchmarks); and the new Certificate of Designation for the Series B Preferred Stock of BRGO was attached to the Amendment as “Schedule Amendment-C”, and shows in Section 1 thereof the increase in authorized shares from 49 to 4,900, and in Section 5 thereof, the conversion language changed accordingly so that the holders thereof shall have, in the aggregate, the same conversion rights as previously stated in the Acquisition Agreement.  Other than as expressly set forth in the Amendment, all other terms and conditions of the Acquisition Agreement were unchanged, and remain in full force and effect.

The Closing of the Acquisition is subject to the entry of Acquisition Sub into the Employment Agreements with Jonathan Foltz and other key employees, the Company’s raising certain financing for the benefit of the Acquisition Sub, as referenced in Section 2.2.1 of the Acquisition Agreement, and to increasing the Company’s authorized shares of Common Stock, the creation and issuance of the Company’s Series B and Series C Preferred Stock, and the transfer of 49,000 shares of the Acquisition Sub’s Common Stock from BRGO to the Selling Shareholders, all of which is described in more detail in a Schedule 14 which the Company filed with the SEC on February 24, 2021, and which is included as Exhibit 10.15 herein.